Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Cash equivalents
Allowance for doubtful accounts
Write-down for obsolete finished goods
Impairment loss on goodwill					475,003
Impairment of long-lived assets
Potentially dilutive ordinary shares
Deferred tax asset
Unrecognized tax benefits
Deferred tax benefit
Decreased in comprehensive loss					$ 475,003
Decreased in long live assets						$ 475,003
U.S. Tax Reform [Member]
Income tax examination, description					The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Effective federal statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%